SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Severance payment expenses	$ 73	$ 73	$ 60
Unrecognized tax	$ 259	$ 251	$ 243	$ 234